Note 6 - Share-based Payments (Tables)	6 Months Ended
Jun. 30, 2018
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of share options [text block]
	Three-months ended June 30,				Six-months ended June 30,
		2018		2017		2018		2017
	Options	Weighted average exercise price	Options	Weighted average exercise price	Options	Weighted average exercise price	Options	Weighted average exercise price
Balance at beginning of period	3,826,952	$5.07	2,549,098	$1.07	3,025,826	$2.61	2,453,586	$0.44
Issued during the period	508,500	$16.26	468,809	$10.04	1,406,480	$14.76	643,263	$9.95
Exercised during the period	-	-	(20,071)	$0.29	-	-	(99,013)	$0.32
Forfeited during the period	(1,500)	$17.00	-	-	(98,354)	$10.43	-	-
Balance at end of period	4,333,952	$6.38	2,997,836	$2.48	4,333,952	$6.38	2,997,836	$2.48

Disclosure of range of exercise prices of outstanding share options [text block]
			Outstanding stock options			Exercisable stock options
Range of exercise prices			Number of stock options outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of exercisable stock options	Weighted average exercise price
$0.29	-	$0.69	2,300,594	5.8	$0.34	1,887,813	$0.33
	$4.81		53,979	7.5	$4.81	36,653	$4.81
$9.70	-	$10.04	559,009	8.8	$9.97	201,828	$9.95
$11.92	-	$13.80	850,380	6.7	$13.78	2,664	$13.80
$15.95	-	$16.50	462,990	6.8	$15.99	-	-
$17.00	-	$18.98	107,000	6.8	$17.77	-	-
			4,333,952	6.5	$6.38	2,128,958	$1.34

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
Six-month periods ended June 30,
	2018	2017
Grant (number of stock options)	1,406,480	643,263
Weighted average fair value of stock options	$8.69	$6.67
Weighted average exercise price	$14.76	$9.95
Weighted average assumptions:
Share price	$14.76	$9.95
Risk-free interest rate	2.62%	1.96%
Expected dividend yield	Nil	Nil
Volatility factor	74.29%	77.11%
Expected life (in years)	4.4	5.9